Major Income Classifications Included in Other Income Under Non Interest Income on Income Statement (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Component Of Other Expense Income Nonoperating [Line Items]
Other income	$ 1,554,454	$ 1,399,209	$ 1,324,130
BOLI Insurance
Component Of Other Expense Income Nonoperating [Line Items]
Other income	657,273	567,440	636,657
Mortgage loan origination fees
Component Of Other Expense Income Nonoperating [Line Items]
Other income	367,573	486,136	354,407
Other income
Component Of Other Expense Income Nonoperating [Line Items]
Other income	$ 529,608	$ 345,633	$ 333,066